GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
SuperCom Ltd. (the “Company”) is an Israeli resident company organized in 1988 in Israel. The Company’s ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013

The Company is a global provider of traditional and digital identity solutions, providing advanced safety, identification, tracking and security products to governments and organizations, both private and public, throughout the world. The Company provides cutting edge real-time positioning, tracking, monitoring and verification solutions enabled by its RFID &Mobile pure security advanced solutions suite of products and technologies, all connected to a web-based, secure, proprietary, interactive and user-friendly interface. The Company offers a wide range of solutions including, national ID registries, e-passports, biometric visas, automated fingerprint identification systems, digitized driver’s licenses, and electronic voter registration and election management using the common platform (“MAGNA”). The Company sells its products through marketing offices in the U.S, and Israel.

b.
During 2021 and 2022, The Company’s business, trading and operations were impacted materially by COVID-19.

2023 was a year of returning to normal as the Covid-19 global pandemic’s had no impact on our operations in Israel, USA and worldwide. Our sales, project operations and R&D processes have return to normal per our current business plan. While returning fully to our business plan, we have optimized the operations of our Company, and our operating costs except for our investment in R&D which continued to enhance our product offerings and competitive standing among our target markets, our optimized company generated numerous new opportunities and large project wins in our target markets, but required us to use resources in many cases that have yet to yield income to our Company as part of multi-year government sale and project deployment life cycles.

c.
Liquidity Analysis

The Company has experienced net losses and significant cash outflows from cash used in operating activities over the past years. As of and for the year ended December 31, 2023, the Company had an accumulated deficit of $106,948, and net cash used in operating activities of $2,367 compared to $4,654 for the year ended December 31, 2022.

Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and noted that as of December 31, 2023, the Company had cash, cash equivalent and restricted cash of $5,577 and positive working capital of $23,059.

Additionally, the Company secured financing of $20,000 Fortress Investment Group during 2018, of which, $6,000 remains available to the Company to draw during the 12 months following the balance sheet date, under certain conditions. Throughout 2021, the Company also secured through the issuance of multiple notes, aggregate gross proceeds of $12,000 of subordinated debt (“Subordinated Debt”). In 2022, the Company raised a net amount of approximately $5,848 in proceeds from accredited investors . To date, the Company has used the proceeds from the secured financing, subordinated debt and private placement and public offerings (i) to satisfy certain indebtedness; and (ii) for general corporate purposes and (iii) working capital needs for multiple new government customer contracts with significant positive cash flow.

On March 30, 2023, the Company raised approximately $2.4 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 485,000 of its ordinary shares, and 1,032,615 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 1,517,615 of its ordinary shares at an exercise price of $1.66 per share.

On August 3, 2023, the Company raised approximately $2.75 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 661,000 of its ordinary shares, and 2,574,295 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 3,235,295 of its ordinary shares at an exercise price of $0.85 per share.

On November 15, 2023, the Company raised approximately $2.0 million in gross proceeds in a warrant exercise and reload with a single accredited institutional investor through warrant exercise of 1,081,000 warrant to ordinary shares, and warrant exercise of 3,671,910 warrant to pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent warrant reload to such Purchaser of the Company’s private warrants to purchase an aggregate of 9,505,820 of its ordinary shares at an exercise price of $0.5 per share.

On April 19, 2024, the Company raised approximately $2.9 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 2,873,885of its ordinary shares, and 5,242,270 pre-funded warrants to purchase ordinary shares with an exercise price of $0.00001 per share, and concurrent private placement to such Purchaser of the Company’s private warrants to purchase an aggregate of 8,116,155 of its ordinary shares at an exercise price of $0.38 per share

Furthermore, the available $6,000 in the secured credit facility from Fortress Investment Group may provide, under certain conditions, the Company additional access to capital if needed.

The Company believes that based on the above-mentioned secured financings, management’s plans, maintaining the cost savings and expected cash streams from the Company’s current contracts with customers worldwide, it will be able to fund its operations for at least the next 12 months.

d.
Senior Secured Credit Facility and Subordinated Debt

On September 6, 2018 and October 26, 2018, through a two-stage closing process, the Company entered into a Senior Secured Credit Facility with affiliates of Fortress Investment Group LLC("Fortress") with an aggregate principal amount of up to $20,000 (the "Credit Facility"). The Initial Term Loan which finalized on October 26, 2018 has an aggregate principal of $10,000, and the Incremental Term Loan provides for up to an additional $10,000 in principal through Incremental Draws of at least $1,000 each. In 2019, a total of $4,000 gross was drawn on the Incremental Term Loan, and some of the terms of the Credit Facility were amended to support the needs of the company. The Credit Facility bears interest on the borrowed balance at a rate per annum equal to LIBOR plus an applicable margin (the "Interest Margin") dependent on the EBITDA Leverage Ratio which is calculated and reset on a quarterly basis (8.0% for an EBITDA Leverage Ratio greater than or equal to 2.50x; 7.0% for an EBITDA Leverage Ratio less than 2.50x). At the Company's election, interest is paid in cash or in-kind in the amount of 4% per annum of the Interest Margin. The balance of interest is payable in cash monthly in arrears. For amounts which remain un-borrowed, the Company incurs interest at a rate of 0.50% per annum ("Unused Fee"). From closing and until today, the Company only paid monthly interest payments. The majority of the principal to be paid via a bullet payment at the maturity date, which the company expects to be amended to December 2028. As of December 31, 2023, the outstanding balance of the Credit Facility was $17,662

The Credit Facility is subject to an original issue discount equal to 2.5% of any drawn amounts, and amounts repaid cannot be re-borrowed. At maturity, an end-of-term fee of 2.25% to 4.5% is owed by the Company for any amounts drawn. In connection with securing the Credit Facility, the Company incurred legal and due diligence fees, which are recorded together with the original issue discount and end-of-term fee, and amortized into interest expense over the life of the Credit Facility.

In connection with the Credit Facility, the Investor received 25,000 warrants initially and an additional 75,000 warrants for amendments (the “Credit Facility Warrants”) and purchased 106,705 unregistered common shares at a share price of $1.87 from the Company at a total of $200. The Credit Facility Warrants mature 7 years from the date of issuance, were set to be issued at a strike price at a premium to the then current market price.

In 2021, the Company secured through the issuance of subordinated notes, gross proceeds of $12,000. For the consideration of $12,000 in gross proceeds, SuperCom issued to a certain institutional investor in February 2021 and June 2021, two-year unsecured, subordinated promissory notes in the amounts of $7,000 and $5,000, respectively, both with similar structures and terms. Given the subordination agreement between the senior secured loan investor, the subordinated debt investor and the Company, the subordinated investor may request that the balance of the subordinated debt be paid only after the senior secured Fortress debt is paid in full. The notes have a 5% annual coupon and a built-in increase to the balance of the notes by 5% every 6 months for the first 24 months, for any portion of the notes which has not been paid down prior to maturity. All principal and interest accrued is required to be paid in only one-bullet payment at maturity, and the company has the right to pre-pay any portion of either note at any time without a pre-payment penalty. The company has an option at its discretion only, at any time after 12 months to pay down all or a portion of either note using its ordinary shares, subject to certain conditions being met.

During 2023 the Company converted $500 of the remaining principal and accrued interest of subordinated notes issued in 2021 into the Company’s ordinary shares.

The outstanding principal and accrued interest of the Subordinated Debt was $16,290.